UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22437

Guggenheim Taxable Municipal Managed Duration Trust
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 827-0100
Date of fiscal year end: May 31
Date of reporting period: December 1, 2018 – February 28, 2019

Item 1.   Schedule of Investments.
Attached hereto.

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2019

	Shares	Value
COMMON STOCKS† - 0.0%
Energy - 0.0%
SandRidge Energy, Inc.*	9,544	$74,157
Approach Resources, Inc.*	22,643	21,246
Total Energy		95,403
Consumer, Non-cyclical - 0.0%
Targus Group International Equity, Inc.*,†††,1,2	17,838	37,638
Technology - 0.0%
Aspect Software, Inc.*,†††,1,2	57	–
Total Common Stocks
(Cost $375,302)		133,041
WARRANTS††† - 0.0%
Aspect Software, Inc.*,1,[2]	38,673	–
Total Warrants
(Cost $–)		–
MONEY MARKET FUND† - 0.1%
Dreyfus Treasury Prime Cash Management Fund-Institutional Shares 2.27%[3]	373,503	373,503
Total Money Market Fund
(Cost $373,503)		373,503

	Face
	Amount
MUNICIPAL BONDS†† - 108.9%
California - 23.2%
Los Angeles Department of Water & Power Power System Revenue Revenue Bonds, Build America Bonds[8]
7.00% due 07/01/41[4]	$10,000,000	10,854,500
7.00% due 07/01/41	10,000,000	10,496,000
Santa Ana Unified School District, California, General Obligation Bonds, Federal Taxable Build America Bonds[8]
7.10% due 08/01/40	7,755,000	10,344,860
6.80% due 08/01/30	2,245,000	2,806,542
Oakland Unified School District, County of Alameda, California, Taxable General Obligation Bonds, Election of 2006, Qualified School Construction Bonds, Series 2012B
6.88% due 08/01/33	10,000,000	11,099,000
California, General Obligation Bonds, Various Purpose, Taxable Build America Bonds[8]
7.70% due 11/01/30	10,000,000	10,773,500
Long Beach Unified School District, California, Qualified School Construction Bonds, Federally Taxable, Election of 2008, General Obligation Bonds
5.91% due 08/01/25	7,500,000	8,442,375
Riverside Community College District General Obligation Unlimited
7.02% due 08/01/40	5,000,000	5,261,400

	Face
	Amount	Value
MUNICIPAL BONDS†† - 108.9% (continued)
California - 23.2% (continued)
Metropolitan Water District, Southern California, Water Revenue Bonds, 2010 Authorization, Taxable Build America Bonds[8]
6.95% due 07/01/40	$5,000,000	$5,254,150
Sonoma Valley Unified School District General Obligation Unlimited
7.12% due 08/01/28	3,330,000	3,502,927
California Housing Finance Agency Revenue Bonds
3.66% due 02/01/29	3,000,000	2,989,110
Marin Community College District General Obligation Unlimited
4.03% due 08/01/38	2,000,000	2,020,680
Monrovia Unified School District, Los Angeles County, California, Election of 2006 General Obligation Bonds, Build America Bonds, Federally Taxable[8]
7.25% due 08/01/28[4]	1,025,000	1,245,888
Cypress Elementary School District (Orange County, California), General Obligation Bonds, Direct Pay Qualified School Construction Bonds, 2008 Election
6.65% due 08/01/25	660,000	764,346
6.05% due 08/01/21[4]	340,000	355,303
Placentia-Yorba Linda Unified School District (Orange County, California), General Obligation Bonds, Federally Taxable Direct-Pay Qualified School Construction Bonds, Election of 2008
5.40% due 02/01/26	1,000,000	1,106,210
Culver Redevelopment Agency Successor Agency Tax Allocation
8.00% due 11/01/20	780,000	826,753
Alhambra Unified School District General Obligation Unlimited
6.70% due 02/01/26	500,000	577,295
California State University Revenue Bonds
3.90% due 11/01/47	500,000	476,375

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2019

	Face
	Amount	Value
MUNICIPAL BONDS†† - 108.9% (continued)
California - 23.2% (continued)
Riverside County Redevelopment Successor Agency Tax Allocation
3.88% due 10/01/37	$250,000	$244,465
Total California		89,441,679
Washington - 10.3%
Washington State University, Housing and Dining System Revenue Bonds, Taxable Build America Bonds[8]
7.40% due 04/01/41	6,675,000	9,292,668
7.10% due 04/01/32	3,325,000	4,226,341
Washington State Convention Center Public Facilities District, Lodging Tax Bonds, Taxable Build America Bonds[8]
6.79% due 07/01/40	5,000,000	6,365,000
Public Hospital District No. 1, King County, Washington, Valley Medical Center, Hospital Facilities Revenue Bonds
8.00% due 06/15/20[4]	5,800,000	6,169,170
Central Washington University, System Revenue Bonds, 2010, Taxable Build America Bonds[8]
6.50% due 05/01/30[4]	5,000,000	6,003,250
City of Anacortes Washington Utility System Revenue Revenue Bonds
6.48% due 12/01/30	5,000,000	5,278,900
City of Auburn Washington Utility System Revenue Revenue Bonds
6.40% due 12/01/30[4]	2,000,000	2,115,420
Port of Seattle Washington Revenue Bonds
3.76% due 05/01/36	300,000	294,627
Total Washington		39,745,376
Illinois - 8.4%
Northern Illinois University, Auxiliary Facilities System Revenue Bonds, Build America Program, Taxable[8]
8.15% due 04/01/41	5,000,000	5,216,200
7.95% due 04/01/35	4,500,000	4,688,865
Chicago, Illinois, Second Lien Wastewater Transmission Revenue Project Bonds, Taxable Build America Bonds[8]
6.90% due 01/01/40	5,100,000	6,456,447
Illinois, General Obligation Bonds, Taxable Build America Bonds[8]
7.35% due 07/01/35	5,000,000	5,549,200
Chicago, Illinois, Second Lien Water Revenue Bonds, Taxable Build America Bonds[8]
6.74% due 11/01/40	2,990,000	3,865,861

	Face
	Amount	Value
MUNICIPAL BONDS†† - 108.9% (continued)
Illinois - 8.4% (continued)
Southwestern Illinois Development Authority Revenue Bonds
7.23% due 10/15/35	$3,000,000	$3,124,470
Southwestern Illinois, Development Authority, Taxable Local Government, Program Revenue Bonds, Flood Prevention District Project, Build America Bonds[8]
7.03% due 04/15/32	2,000,000	2,080,560
State of Illinois General Obligation Unlimited
6.63% due 02/01/35	930,000	991,575
6.73% due 04/01/35	200,000	211,192
Chicago Board of Education General Obligation Unlimited
6.14% due 12/01/39	195,000	186,601
Total Illinois		32,370,971
Pennsylvania - 6.7%
School District of Philadelphia, Pennsylvania, General Obligation Bonds, Series 2011A, Qualified School Construction Bonds - (Federally Taxable - Direct Subsidy)
6.00% due 09/01/30	10,330,000	12,024,843
Pittsburgh, Pennsylvania, School District, Taxable Qualified School Construction Bonds
6.85% due 09/01/29	6,870,000	8,761,380
Lebanon Authority Revenue Bonds
7.14% due 12/15/35	4,865,000	5,030,556
Total Pennsylvania		25,816,779
New York - 6.5%
Westchester County Health Care Corporation, Revenue Bonds, Taxable Build America Bonds[8]
8.57% due 11/01/40	10,000,000	13,539,700
Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Taxable Build America Bonds[8]
6.55% due 11/15/31	5,000,000	6,100,100
7.13% due 11/15/30	5,000,000	5,284,900
Total New York		24,924,700
New Jersey - 6.3%
New Jersey Turnpike Authority Revenue Bonds, Build America Bonds[8]
7.10% due 01/01/41	10,000,000	13,929,600

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2019

	Face
	Amount	Value
MUNICIPAL BONDS†† - 108.9% (continued)
New Jersey - 6.3% (continued)
Camden County Improvement Authority Revenue Bonds
7.75% due 07/01/34	$8,000,000	$8,387,600
7.85% due 07/01/35	2,000,000	2,097,320
Total New Jersey		24,414,520
Texas - 6.1%
Dallas, Texas, Convention Center Hotel Development Corporation, Hotel Revenue Bonds, Taxable Build America Bonds[8]
7.09% due 01/01/42	10,000,000	12,806,100
El Paso, Texas, Combination Tax and Revenue Certification of Obligation, Taxable Build America Bonds[8]
6.70% due 08/15/36	10,000,000	10,509,200
Total Texas		23,315,300
Michigan - 5.9%
Detroit City School District General Obligation Unlimited
6.85% due 05/01/40	5,000,000	5,157,450
7.75% due 05/01/39[4]	2,640,000	3,618,437
Whitehall District Schools, Muskegon County, Michigan, 2010 School Building and Site Bonds, General Obligation, Unlimited Tax Bonds, Taxable Qualified School Construction Bonds
6.10% due 05/01/26	2,500,000	2,601,250
6.50% due 05/01/29	2,000,000	2,081,420
Detroit, Michigan, School District, School Building and Site Bonds, Unlimited Tax General Obligation Bonds, Taxable Qualified School Construction Bonds
6.65% due 05/01/29	2,640,000	3,196,882
Fraser Public School District, Macomb County, Michigan, General Obligation Federally Taxable School Construction Bonds, 2011 School Building and Site Bonds
6.05% due 05/01/26	3,000,000	3,193,800
City of Detroit Michigan Water Supply System Revenue Revenue Bonds
5.00% due 07/01/41	1,555,000	1,627,246
Oakridge, Michigan, Public Schools, Unlimited Tax General Obligation Bonds
6.75% due 05/01/26[4]	1,000,000	1,032,400

	Face
	Amount	Value
MUNICIPAL BONDS†† - 108.9% (continued)
Michigan - 5.9% (continued)
Comstock Park Public Schools General Obligation Unlimited
6.30% due 05/01/26	$415,000	$444,502
Total Michigan		22,953,387
Indiana - 5.8%
Noblesville Multi-School Building Corporation, Hamilton County, Indiana, Taxable Unlimited Ad Valorem Property Tax First Mortgage Bonds, Build America Bonds[8]
6.50% due 01/15/21	10,000,000	10,664,300
Evansville-Vanderburgh School Building Corp. Revenue Bonds
6.50% due 01/15/30	8,690,000	9,063,931
County of Knox Indiana Revenue Bonds
5.90% due 04/01/34	2,920,000	2,808,981
Total Indiana		22,537,212
Florida - 4.0%
County of Miami-Dade Florida Transit System Revenue Bonds, Build America Bonds[8]
6.91% due 07/01/39[4]	10,000,000	10,122,200
Orlando, Florida, Community Redevelopment Agency, Taxable Tax Increment Revenue Build America Bonds[8]
7.78% due 09/01/40	5,000,000	5,340,800
Total Florida		15,463,000
West Virginia - 3.7%
State of West Virginia, Higher Education Policy Commission, Revenue Bonds, Federally Taxable Build America Bonds 2010[8]
7.65% due 04/01/40	10,000,000	14,139,100
Colorado - 2.9%
Colorado, Building Excellent Schools Today, Certificates of Participation, Taxable Build America Bonds[8]
7.02% due 03/15/21	7,500,000	8,107,800

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2019

	Face
	Amount	Value
MUNICIPAL BONDS†† - 108.9% (continued)
Colorado - 2.9% (continued)
Colorado, Building Excellent Schools Today, Certificates of Participation, Taxable Qualified School Construction
6.82% due 03/15/28	$2,500,000	$3,097,100
Total Colorado		11,204,900
Alabama - 2.7%
Alabama State University, General Tuition and Fee Revenue Bonds, Taxable Direct-Pay Build America Bonds[8]
7.20% due 09/01/38[4]	5,000,000	5,129,400
7.10% due 09/01/35[4]	3,000,000	3,080,130
7.25% due 09/01/40[4]	2,000,000	2,051,080
Total Alabama		10,260,610
Vermont - 2.6%
Vermont State Colleges, Revenue Bonds, Taxable Build America Bonds[8]
7.21% due 07/01/40[4]	7,500,000	7,889,625
6.10% due 07/01/25[4]	2,155,000	2,262,405
Total Vermont		10,152,030
Ohio - 2.6%
American Municipal Power, Inc., Combined Hydroelectric Projects Revenue Bonds, New Clean Renewable Energy Bonds
7.33% due 02/15/28	5,000,000	6,247,000
Madison Local School District, Richland County, Ohio, School Improvement, Taxable Qualified School Construction Bonds
6.65% due 12/01/29	2,500,000	2,639,500
Toronto City School District, Ohio, Qualified School Construction Bonds General Obligation Bonds
7.00% due 12/01/28	1,165,000	1,202,303
Total Ohio		10,088,803
Nevada - 2.5%
Nevada System of Higher Education University, Revenue Bonds, Build America Bonds[8]
7.90% due 07/01/40	5,050,000	5,376,583
7.60% due 07/01/30	1,500,000	1,591,410
Clark County, Nevada, Airport Revenue Bonds, Build America Bonds[8]
6.88% due 07/01/42	1,425,000	1,442,528
Las Vegas Valley Water District, Nevada, Limited Tax General Obligation Water Bonds, Taxable Build America Bonds[8]
7.10% due 06/01/19[4]	1,200,000	1,212,324
Total Nevada		9,622,845
Louisiana - 2.4%
Orleans Parish, School Board of the Parish of Orleans, Louisiana
4.40% due 02/01/21	8,000,000	8,205,600

	Face
	Amount	Value
MUNICIPAL BONDS†† - 108.9% (continued)
Louisiana - 2.4% (continued)
Tangipahoa Parish Hospital Service District No. 1, Louisiana, Taxable Hospital Revenue Bonds, North Oaks Health System Project, Build America Bonds[8]
7.20% due 02/01/42[4]	$1,055,000	$1,082,715
Total Louisiana		9,288,315
Mississippi - 1.9%
Medical Center Educational Building Corporation, Taxable Build America Bonds, University of Mississippi Medical Center Facilities Expansion and Renovation Project[8]
6.84% due 06/01/35	5,000,000	5,210,900
Mississippi, Hospital Equipment and Facilities Authority, Taxable Build America Revenue Bonds, Forrest County General Hospital Project[8]
7.27% due 01/01/32	1,000,000	1,027,930
7.39% due 01/01/40	905,000	930,304
Total Mississippi		7,169,134
South Carolina - 1.7%
County of Horry South Carolina Airport Revenue Revenue Bonds, Build America Bonds[8]
7.33% due 07/01/40	5,000,000	6,401,550
Georgia - 1.4%
Georgia Municipal Association, Inc., Certificates of Participation, DeKalb County Public Schools Project
5.21% due 12/01/22	5,000,000	5,360,400
South Dakota - 0.9%
City of Pierre South Dakota Electric Revenue Revenue Bonds
7.50% due 12/15/40	3,490,000	3,562,906
Puerto Rico - 0.2%
Puerto Rico Electric Power Authority Revenue Bonds
2.39% (3 Month USD LIBOR + 0.52%, Rate Floor: 0.00%) due 07/01/29[6]	1,000,000	925,000
Oklahoma - 0.2%
Oklahoma Development Finance Authority Revenue Bonds
5.45% due 08/15/28	700,000	741,496

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2019

	Face
	Amount	Value
MUNICIPAL BONDS†† - 108.9% (continued)
District of Columbia - 0.0%
Washington Convention & Sports Authority Revenue Bonds
4.31% due 10/01/40	$100,000	$100,832
Total Municipal Bonds
(Cost $370,955,588)		420,000,845
CORPORATE BONDS†† - 6.5%
Financial - 1.9%
Central Storage Safety Project Trust
4.82% due 02/01/38[5]	7,000,000	7,079,046
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.25% due 08/15/24[7]	125,000	121,563
Total Financial		7,200,609
Communications - 1.4%
Level 3 Financing, Inc.
5.38% due 01/15/24	1,661,000	1,669,305
5.38% due 05/01/25	572,000	570,570
Sprint Communications, Inc.
7.00% due 03/01/20[7]	900,000	929,250
DISH DBS Corp.
5.88% due 11/15/24	1,050,000	884,310
T-Mobile USA, Inc.
6.00% due 04/15/24	500,000	519,375
MDC Partners, Inc.
6.50% due 05/01/24[7]	500,000	433,125
CSC Holdings LLC
5.25% due 06/01/24	100,000	99,966
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[7]	100,000	80,500
Total Communications		5,186,401
Consumer, Non-cyclical - 1.1%
Tufts Medical Center, Inc.
7.00% due 01/01/38	1,500,000	1,791,257
Bausch Health Companies, Inc.
6.50% due 03/15/22[7]	1,000,000	1,036,250
Avantor, Inc.
6.00% due 10/01/24[7]	1,000,000	1,020,625
WEX, Inc.
4.75% due 02/01/23[7]	250,000	248,125

	Face
	Amount	Value
CORPORATE BONDS†† - 6.5% (continued)
Consumer, Non-cyclical - 1.1% (continued)
ADT Security Corp.
6.25% due 10/15/21[4]	$200,000	$210,500
Total Consumer, Non-cyclical		4,306,757
Energy - 0.9%
EQT Corp.
8.13% due 06/01/19	1,200,000	1,215,253
Antero Resources Corp.
5.63% due 06/01/23	600,000	601,500
5.38% due 11/01/21	100,000	100,375
Husky Energy, Inc.
3.95% due 04/15/22	250,000	253,365
4.00% due 04/15/24	195,000	196,020
Sabine Pass Liquefaction LLC
5.63% due 02/01/21[4]	300,000	310,267
Equities Corp.
4.88% due 11/15/21	250,000	256,723
Buckeye Partners, LP
4.35% due 10/15/24	250,000	249,491
Range Resources Corp.
5.88% due 07/01/22	225,000	227,250
Cheniere Corpus Christi Holdings LLC
7.00% due 06/30/24	100,000	110,750
DCP Midstream Operating, LP
5.35% due 03/15/20[7]	100,000	101,750
Total Energy		3,622,744
Technology - 0.5%
Qorvo, Inc.
5.50% due 07/15/26[7]	1,500,000	1,526,250
Infor US, Inc.
6.50% due 05/15/22	200,000	203,954
Total Technology		1,730,204
Industrial - 0.4%
Dynagas LNG Partners Limited Partnership / Dynagas Finance, Inc.
6.25% due 10/30/19	800,000	780,000
Summit Materials LLC / FIN
6.50% due 03/15/27	600,000	600,000
Great Lakes Dredge & Dock Corp.
8.00% due 05/15/22	250,000	262,125
Total Industrial		1,642,125
Consumer, Cyclical - 0.3%
Titan International, Inc.
6.50% due 11/30/23	850,000	792,625
Superior Plus Limited Partnership / Superior General Partner, Inc.
7.00% due 07/15/26[7]	500,000	500,000
Total Consumer, Cyclical		1,292,625
Basic Materials - 0.0%
Mirabela Nickel Ltd.
9.50% due 06/24/19[9]	96,316	29,858
Total Corporate Bonds
(Cost $24,843,478)		25,011,323
SENIOR FLOATING RATE INTERESTS††,6 - 3.2%
Technology - 1.0%
Solera LLC
6.67% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 03/03/21†††,1	750,000	707,595
TIBCO Software, Inc.
6.01% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 12/04/20	673,964	672,704
Lytx, Inc.
9.24% (1 Month USD LIBOR + 6.75%, Rate Floor: 7.75%) due 08/31/23†††,1	572,636	561,826
EIG Investors Corp.
6.39% ((1 Month USD LIBOR + 3.75%) and (3 Month USD LIBOR + 3.75%), Rate Floor: 4.75%) due 02/09/23	502,596	500,460

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2019

	Face
	Amount	Value
SENIOR FLOATING RATE INTERESTS††,6 - 3.2% (continued)
Technology - 1.0% (continued)
Misys Ltd.
6.30% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/13/24	$427,350	$422,688
Aspect Software, Inc.
15.50% (Commercial Prime Lending Rate + 10.00%, Rate Floor: 11.00%) due 05/25/20[1,2]	381,414	316,890
24-7 Intouch, Inc.
6.74% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 08/25/25	299,250	288,776
First Data Corp.
4.49% (1 Month USD LIBOR + 2.00%, Rate Floor: 2.00%) due 04/26/24	233,089	232,732
Jaggaer
6.49% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 12/28/24	148,500	145,530
Peak 10 Holding Corp.
6.30% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/01/24	99,246	93,788
Targus Group International, Inc.
15.13% (3 Month USD LIBOR + 11.50%, Rate Floor: 14.75%) due 08/01/25†††,1,2,9	213,492	–
Total Technology		3,942,989
Consumer, Non-cyclical - 0.8%
Valeant Pharmaceuticals International, Inc.
5.26% (1 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 11/27/25	2,887,500	2,878,116
BCPE Eagle Buyer LLC
6.88% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 03/18/24	296,231	288,085
Certara, Inc.
6.30% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/15/24	82,093	80,245
Total Consumer, Non-cyclical		3,246,446
Consumer, Cyclical - 0.4%
Accuride Corp.
8.05% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 11/17/23	611,493	519,769
WESCO
7.06% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/14/24†††,1	497,500	495,314

	Face
	Amount	Value
SENIOR FLOATING RATE INTERESTS††,6 - 3.2% (continued)
Consumer, Cyclical - 0.4% (continued)
American Tire Distributors, Inc.
10.13% (1 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 09/02/24	$311,674	$282,455
8.66% (3 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 09/01/23	34,224	32,941
BBB Industries, LLC
7.01% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 08/01/25	259,375	256,133
Total Consumer, Cyclical		1,586,612
Communications - 0.4%
Houghton Mifflin Co.
5.49% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 05/28/21	593,879	561,216
Mcgraw-Hill Global Education Holdings LLC
6.49% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 05/04/22	444,285	408,493
Market Track LLC
6.83% ((1 Month USD LIBOR + 4.25%) and (2 Month USD LIBOR + 4.25%), Rate Floor: 5.25%) due 06/05/24	246,250	233,938
SFR Group S.A.
6.49% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 08/14/26	199,500	193,764
Imagine Print Solutions LLC
7.25% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 06/21/22	196,500	184,710
Total Communications		1,582,121
Financial - 0.2%
Jane Street Group LLC
5.49% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 08/25/22	384,162	383,682
PSS Companies
7.30% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 01/28/20	190,314	188,411
Total Financial		572,093
Industrial - 0.2%
STS Operating, Inc. (SunSource)
6.74% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/11/24	298,492	294,015

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2019

	Face
	Amount	Value
SENIOR FLOATING RATE INTERESTS††,6 - 3.2% (continued)
Industrial - 0.2% (continued)
Bhi Investments LLC
7.38% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 08/28/24	$257,048	$253,834
Total Industrial		547,849
Utilities - 0.1%
MRP Generation Holding
9.80% (3 Month USD LIBOR + 7.00%, Rate Floor: 8.00%) due 10/18/22	293,250	280,787
Oregon Clean Energy LLC
due 03/01/26	250,000	248,125
Total Utilities		528,912
Basic Materials - 0.1%
GrafTech Finance, Inc.
5.99% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 02/12/25	183,889	183,199
Total Senior Floating Rate Interests
(Cost $12,555,009)		12,190,221
ASSET-BACKED SECURITIES†† - 1.3%
Collateralized Loan Obligations - 1.2%
FDF I Ltd.
2015-1A, 7.50% due 11/12/30[7]	1,000,000	988,499
Venture XX CLO Ltd.
2015-20A, 9.09% (3 Month USD LIBOR + 6.30%, Rate Floor: 6.30%) due 04/15/27[6,7]	900,000	784,921
WhiteHorse X Ltd.
2015-10A, 8.07% (3 Month USD LIBOR + 5.30%, Rate Floor: 5.30%) due 04/17/27[6,7]	500,000	491,759
WhiteHorse VIII Ltd.
2014-1A, 7.29% (3 Month USD LIBOR + 4.55%, Rate Floor: 0.00%) due 05/01/26[6,7]	500,000	418,880
Flatiron CLO Ltd.
2013-1A, 8.12% (3 Month USD LIBOR + 5.35%, Rate Floor: 0.00%) due 01/17/26[6,7]	400,000	329,512
Staniford Street CLO Ltd.
2014-1A, 6.29% (3 Month USD LIBOR + 3.50%, Rate Floor: 0.00%) due 06/15/25[6,7]	250,000	250,002
Mountain Hawk II CLO Ltd.
2013-2A, 5.91% (3 Month USD LIBOR + 3.15%, Rate Floor: 0.00%) due 07/22/24[6,7]	250,000	243,841
Octagon Investment Partners XX Ltd.
2014-1A, 7.95% (3 Month USD LIBOR + 5.25%, Rate Floor: 0.00%) due 08/12/26[6,7]	250,000	241,658

	Face
	Amount	Value
ASSET-BACKED SECURITIES†† - 1.3% (continued)
Collateralized Loan Obligations - 1.2% (continued)
Adams Mill CLO Ltd.
2014-1A, 7.79% (3 Month USD LIBOR + 5.00%, Rate Floor: 0.00%) due 07/15/26[6,7]	$250,000	$236,568
BNPP IP CLO Ltd.
2014-2A, 8.00% (3 Month USD LIBOR + 5.25%, Rate Floor: 0.00%) due 10/30/25[6,7]	250,000	209,558
Avery Point V CLO Ltd.
2014-5A, 7.67% (3 Month USD LIBOR + 4.90%, Rate Floor: 0.00%) due 07/17/26[6,7]	250,000	209,363
AIMCO CLO
2014-AA, 8.01% (3 Month USD LIBOR + 5.25%, Rate Floor: 0.00%) due 07/20/26[6,7]	250,000	202,482
Total Collateralized Loan Obligations		4,607,043
Collateralized Debt Obligations - 0.1%
N-Star REL CDO VIII Ltd.
2006-8A, 2.88% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 02/01/41[6,7]	325,171	324,827
Pasadena CDO Ltd.
2002-1A, 3.64% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.00%) due 06/19/37[6,7]	28,454	28,444
Total Collateralized Debt Obligations		353,271
Transport-Aircraft - 0.0%
Raspro Trust
2005-1A, 3.19% (3 Month USD LIBOR + 0.40%, Rate Floor: 0.40%) due 03/23/24[6,7]	13,446	13,440
Total Asset-Backed Securities
(Cost $4,440,519)		4,973,754
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 0.1%
Residential Mortgage Backed Securities - 0.1%
LSTAR Securities Investment Limited
2017-6, 4.24% (1 Month USD LIBOR + 1.75%, Rate Floor: 0.00%) due 09/01/22[6,7]	260,394	260,475
Total Collateralized Mortgage Obligations
(Cost $260,478)		260,475
Total Investments - 120.1%
(Cost $413,803,877)		$462,943,162
Other Assets & Liabilities, net - (20.1)%		(77,370,464)
Total Net Assets - 100.0%		$385,572,698

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2019

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)**
Bank of America Merrill Lynch	CME	Receive	3-Month USD LIBOR	1.64%	Quarterly	10/16/19	$57,000,000	$364,742	$364,742
Bank of America Merrill Lynch	CME	Receive	3-Month USD LIBOR	1.46%	Quarterly	10/17/19	25,000,000	189,268	189,268
								$554,010	$554,010

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	Security was fair valued by the Valuation Committee at February 28, 2019. The total market value of fair valued securities amounts to $1,802,373, (cost $1,929,325) or 0.5% of total net assets.
2	Affiliated issuer.
3	Rate indicated is the 7-day yield as of February 28, 2019.
4
All or a portion of these securities have been physically segregated in connection with borrowings, unfunded loan commitments, and reverse repurchase agreements.  As of February 28, 2019, the total value of securities segregated was $169,744,651.

5
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $7,079,046 (cost $7,265,956), or 1.8% of total net assets — See Note 6.

6
Variable rate security.  Rate indicated is the rate effective at February 28, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

7
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $11,231,667 (cost $10,653,632), or 2.9% of total net assets.

8	Taxable municipal bond issued as part of the Build America Program.
9	Security is in default of interest and/or principal obligations.

CME	Chicago Mercantile Exchange
LIBOR	London Interbank Offered Rate
USD	United States Dollar

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Trust’s investments at February 28, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$95,403	$—	$37,638	*	$133,041
Warrants	—	—	—	*	—
Money Market Fund	373,503	—	—		373,503
Municipal Bonds	—	420,000,845	—		420,000,845
Corporate Bonds	—	25,011,323	—		25,011,323
Senior Floating Rate Interests	—	10,425,486	1,764,735	*	12,190,221
Asset-Backed Securities	—	4,973,754	—		4,973,754
Collateralized Mortgage Obligations	—	260,475	—		260,475
Interest Rate Swap Agreements**	—	554,010	—		554,010
Total Assets	$468,906	$461,225,893	$1,802,373		$463,497,172

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Unfunded Loan Commitments (Note 5)	$—	$—	$87,117		$87,117

Guggenheim Taxable Municipal Managed Duration Trust
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2019

* Includes securities with a market value of $0.
** This derivative is reported as unrealized appreciation/depreciation at period end.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $44,927,829 are categorized as Level 2 within the disclosure hierarchy — See Note 3.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 28, 2019, there were no transfers between levels.

Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended February 28, 2019, in which the company is an affiliated issuer, were as follows:

Security Name	Value 05/31/18	Additions		Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 02/28/19		Shares/Face Amount 02/28/19	Investment Income
Common Stocks
Aspect Software, Inc.*	$21,688	$–		$(179)	$–	$(21,509)	$–	**	57	$–
Targus Group International Equity, Inc*,2	46,584	–		(6,580)	–	(2,366)	37,638		17,838	1,592
Senior Floating Rate Interests
Aspect Software, Inc. 15.50% (Commercial Prime Lending Rate + 10.00%, Rate Floor: 11.00%) due 05/25/20[1]	407,654	8,477		(53,702)	–	(45,539)	316,890		381,414	50,944
Targus Group International, Inc. 15.13% (3 Month USD LIBOR + 11.50%, Rate Floor: 14.75%) due 08/01/25[1,2,3]	–	–	**	–	–	–	–	**	213,492	–
Warrants
Aspect Software, Inc.	–	–		–	–	–	–	**	38,673	–
	$475,926	$8,477		$(60,461)	$–	$(69,414)	$354,528			$52,536

*	Non-income producing security.
**	Security has a market value of $0.
1
Variable rate security.  Rate indicated is the rate effective at February 28, 2019. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

2
Security was fair valued by the Valuation Committee at February 28, 2019.  The total market value of fair valued and affiliated securities amounts to $37,638, (cost $18,513) or less than 0.1% of total net assets.

3	Security is in default of interest and/or principal obligations.

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)	February 28, 2019

Note 1 – Organization and Significant Accounting Policies
Organization
Guggenheim Taxable Municipal Managed Duration Trust (the “Trust”) (formerly known as Guggenheim Build America Bonds Managed Duration Trust) was organized as a Delaware statutory trust on June 30, 2010. The Trust is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust’s primary investment objective is to provide current income with a secondary objective of long-term capital appreciation. There can be no assurance that the Trust will achieve its investment objectives. The Trust’s investment objectives are considered fundamental and may not be changed without shareholder approval.

For information on the Trust’s other significant accounting policies, please refer to the Trust’s most recent semi-annual or annual shareholder report.

Significant Accounting Policies
The Trust operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments
The Board of Trustees of the Trust (the “Board”) has adopted policies and procedures for the valuation of the Trust’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Trust’s securities and/or other assets.

Valuations of the Trust’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Trust’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually at 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies are valued at their net asset value (“NAV”) as of the close of business, on the valuation date.  Exchange-traded funds and closed-end investment companies are valued at the last quoted sales price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC (“GIFA”, or the Adviser”)  are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)	February 28, 2019

spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at their NAV.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.  If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

The value of interest rate swap agreements entered into by a Trust is accounted for using the unrealized appreciation or depreciation on the agreements that is determined using the spread priced off the previous day’s Chicago Mercantile Exchange (“CME”) price.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GFIA, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

Note 2 – Financial Instruments and Derivatives
As part of its investment strategy, the Trust utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Trust uses derivative instruments, how these derivative instruments are accounted for and their effects on the Trust’s financial position and results of operations.

Swaps
A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Trust utilizing over-the-counter (“OTC”) swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value.

Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. Upon entering into certain centrally-cleared swap transactions, the Trust is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin payments or receipts are made or received by the Trust, depending on fluctuations in the fair value of the reference entity. For a Trust utilizing interest rate swaps, the exchange bears the risk of loss. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Interest rate swaps involve the exchange by the Trust with another party for its respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Reverse Repurchase Agreements
The Trust may enter into reverse repurchase agreements as part of its financial leverage strategy. Under a reverse repurchase agreement, the Trust temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Trust agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment. Such agreements have the economic effect of borrowings. The Trust may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Trust enters into a reverse repurchase agreement, any fluctuations in the market value of either the instruments transferred to another party or the instruments in which the proceeds may be invested would affect the market value of the Trust’s assets.

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)	February 28, 2019

Note 3 – Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Trust’s investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Trust’s assets and liabilities are categorized as Level 2, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Trust’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Trust may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. The Trust’s fair valuation guidelines categorize these securities as Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Federal Income Tax Information
The Trust intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

Tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Trust’s tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Trust’s financial statements. The Trust’s

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)	February 28, 2019

federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At February 28, 2019, the cost of securities for Federal income tax purposes, the aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$413,805,650	$51,111,441	$(1,419,919)	$49,691,522

Note 5 – Unfunded Loan Commitments
Pursuant to the terms of certain loan agreements, the Trust held unfunded loan commitments as of February 28, 2019. The Trust is obligated to fund these loan commitments at the borrower’s discretion.
The unfunded loan commitments as of February 28, 2019, were as follows:

Borrower	Maturity Date	Face Amount	Value
Aspect Software, Inc.	07/15/23	$60,039	$–
Lytx, Inc.	08/31/22	26,316	2,306
Solera LLC	03/03/21	1,500,000	84,811
		$1,586,355	$87,117

Note 6 – Restricted Securities
The securities below are considered illiquid and restricted under guidelines established by the Board:

Restricted Securities	Acquisition Date	Cost	Value
Central Storage Safety Project Trust
4.82% due 02/01/38	02/02/18	$7,265,956	$7,079,046

OTHER INFORMATION (Unaudited)

Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Trust’s registration statement, the Trust has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Trust usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.   Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act, as amended (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Taxable Municipal Managed Duration Trust

By: /s/ Brian E. Binder
Brian E. Binder
President and Chief Executive Officer

Date: April 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Brian E. Binder
Brian E. Binder
President and Chief Executive Officer

Date: April 29, 2019

By: /s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date: April 29, 2019